Income Taxes (Details) - Schedule of components of income tax expenses - Income Taxes[Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of components of income tax expenses [Line Items]
Current income tax expense	$ 138,246	$ 376,823	$ 818,799
Deferred income tax (benefit) expense	(2,832)	(10,381)	2,451
Total	$ 135,414	$ 366,442	$ 821,250